LOANS - Commercial and Consumer Credit Exposure by Risk Attribute (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Recorded Investment [Line Items]
Commercial & industrial	$ 2,514,661	$ 1,912,743
Real Estate - Construction	548,935	467,730
Real Estate - Commercial	3,754,681	2,490,091
Lease financing	93,415	89,347
Total Commercial	6,911,692	4,959,911
Pass
Financing Receivable, Recorded Investment [Line Items]
Commercial & industrial	2,432,834	1,882,464
Real Estate - Construction	548,323	467,687
Real Estate - Commercial	3,664,434	2,446,999
Lease financing	90,902	88,078
Total Commercial	6,736,493	4,885,228
Special Mention
Financing Receivable, Recorded Investment [Line Items]
Commercial & industrial	24,594	6,226
Real Estate - Construction	603	0
Real Estate - Commercial	38,653	4,436
Lease financing	0	0
Total Commercial	63,850	10,662
Substandard
Financing Receivable, Recorded Investment [Line Items]
Commercial & industrial	57,233	24,053
Real Estate - Construction	9	43
Real Estate - Commercial	51,594	38,656
Lease financing	2,513	1,269
Total Commercial	111,349	64,021
Doubtful
Financing Receivable, Recorded Investment [Line Items]
Commercial & industrial	0	0
Real Estate - Construction	0	0
Real Estate - Commercial	0	0
Lease financing	0	0
Total Commercial	0	0
Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, before Fees, Gross	955,646	471,391
Residential Real Estate [Member] | Performing
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, before Fees, Gross	939,936	463,459
Residential Real Estate [Member] | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, before Fees, Gross	15,710	7,932
Home Equity Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, before Fees, Gross	817,282	493,604
Home Equity Loan [Member] | Performing
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, before Fees, Gross	811,108	489,148
Home Equity Loan [Member] | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, before Fees, Gross	6,174	4,456
Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, before Fees, Gross	93,212	41,586
Consumer Loan [Member] | Performing
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, before Fees, Gross	93,038	41,331
Consumer Loan [Member] | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, before Fees, Gross	174	255
Credit card
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, before Fees, Gross	46,382	46,691
Credit card | Performing
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, before Fees, Gross	46,382	46,691
Credit card | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, before Fees, Gross	0	0
Installment
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, before Fees, Gross	1,912,522	1,053,272
Installment | Performing
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, before Fees, Gross	1,890,464	1,040,629
Installment | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, before Fees, Gross	$ 22,058	$ 12,643